Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of commitments to make loans	1 year
Maximum time period of maturities	30 years
Reserve balance under Federal Reserve Board requirements	$ 0	$ 0
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	3.25%	3.50%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	8.00%	8.00%